Summary of Significant Accounting Policies (Details Narrative) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Number shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Number shares	Dec. 31, 2017 USD ($) shares
Share-based compensation expense | $	$ 410,640	$ 469,950	$ 585,886
Number of options granted | shares	156,521		225,658,413
Income tax, description	The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.		The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Number of operating segments | Number	1		1
Nonemployees [Member]
Share-based compensation expense | $	$ 411,000	$ 470,000	$ 585,886
Number of options granted | shares